Fair Value Measurements (Details) - Schedule of Series B preferred stock warrant liability measured at fair value recurring basis using significant unobservable inputs - (Level 3) [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,391,372	$ 328,559
Issuance of warrants in connection with Series B financing	95,478	3,991,178
Change in fair value recorded as other expense	743,837	71,635
Reclassification to equity	(5,230,687)
Ending balance		$ 4,391,372